Subsequent Events (Details) - USD ($)																											1 Months Ended									3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 07, 2021	May 03, 2021	Mar. 02, 2021	Feb. 12, 2021	Dec. 16, 2020	Dec. 16, 2020	Dec. 15, 2020	Dec. 15, 2020	Dec. 11, 2020	Dec. 11, 2020	Dec. 02, 2020	Nov. 24, 2020	Nov. 24, 2020	Nov. 02, 2020	Oct. 30, 2020	Oct. 18, 2020	Jun. 09, 2020	Jun. 09, 2020	May 14, 2020	May 14, 2020	May 14, 2020	Feb. 20, 2020	Feb. 20, 2020	Dec. 15, 2019	Nov. 02, 2019	Oct. 02, 2019	Jan. 19, 2021	Jan. 02, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 22, 2020	Dec. 18, 2020	Dec. 16, 2020	Nov. 18, 2020	Oct. 22, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Apr. 13, 2021	Dec. 23, 2020	Oct. 07, 2020	Sep. 11, 2020
Subsequent Events (Textual)
Common stock, shares issued																																				1,553,882,154		1,553,882,154		491,032,439	3,255,346
Share par value																																				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Notes repayments																																								$ 675,770	$ 33,580
Gain on debt extinguishment																																				$ 572,465		$ 1,365,988	$ 146,375	992,592	$ (57,623)
Promissory note issued																																								50,000
Principal balance																																								114,194					$ 100,000
CEO [Member]
Subsequent Events (Textual)
Repayment of related party convertible promissory note																																								263,000
Chief Operating Officer [Member]
Subsequent Events (Textual)
Common stock, shares issued																																										5,000,000
Share par value																																										$ 0.0012
Geneva Roth Remark Holdings Inc. [Member]
Subsequent Events (Textual)
Accrued interest			$ 14,958,904			$ 2,650											$ 0	$ 0
Principal amount			$ 5,200			53,000
Livingston Asset Management LLC [Member]
Subsequent Events (Textual)
Accrued interest							$ 1,770	$ 1,770					$ 1,924															$ 1,025	$ 0
Principal amount							17,000	17,000					$ 17,000															$ 1,695	$ 17,000
Tri-Bridge Ventures, LLC [Member]
Subsequent Events (Textual)
Accrued interest										$ 1,550									$ 0		$ 0
Principal amount										$ 35,000
Alpha Capital Anstalt [Member]
Subsequent Events (Textual)
Accrued interest				$ 91,300
Principal amount						$ 21,300																	$ 70,000
Geneva Roth Remark Holdings [Member]
Subsequent Events (Textual)
Accrued interest																											$ 42,807,692						$ 2,650					0
Principal amount																											$ 2,650						$ 53,000
One Year Agreement [Member]
Subsequent Events (Textual)
Monthly fees																																								(18,000)
Gain on debt extinguishment																																								18,000
Trillium Partners LP [Member]
Subsequent Events (Textual)
Accrued interest				16,200																																		$ 0
Principal amount				$ 90,000
Notes repayments																																								$ 50,000
Howco Distributing [Member]
Subsequent Events (Textual)
Due invoices																														$ 276,430
Finance charges																														$ 40,212
Convertible Notes [Member] | Geneva Roth Remark Holdings Inc. [Member]
Subsequent Events (Textual)
Common stock, shares issued																																								36,006,192
Accrued interest																																								$ 0
Principal amount																																								0
Convertible Notes [Member] | Livingston Asset Management LLC [Member]
Subsequent Events (Textual)
Accrued interest																								$ 0	$ 0	$ 0
Principal amount																								$ 0	$ 0	$ 0
Convertible Notes [Member] | Tri-Bridge Ventures, LLC [Member]
Subsequent Events (Textual)
Accrued interest																				$ 0
Principal amount																				$ 0
Convertible Notes [Member] | Alpha Capital Anstalt [Member]
Subsequent Events (Textual)
Principal amount																						$ 70,000
Convertible Notes [Member] | Geneva Roth Remark Holdings [Member]
Subsequent Events (Textual)
Accrued interest																																								0
Principal amount																																								$ 0
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock, shares issued																																										10,000,000	322,550,196	322,550,196
Convertible promissory note							$ 43,500	$ 43,500						$ 53,500		$ 6,000																$ 6,000		$ 6,000
Interest rate							10.00%	10.00%						10.00%		12.00%																12.00%		12.00%
Share par value																																										$ 0.0012
Maturity date, description								The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $43,500, having a 10% annual interest rate, maturity of December 15, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $40,000, with $3,500, disbursed for legal and execution fees.						The Company executed a convertible promissory note issued to Geneva Roth Remark Holdings for $53,500, having a 10% annual interest rate, maturity of November 2, 2021, and conversion right to a 40% discount to the lowest traded price in the 20 days prior to delivery of a conversion notice. The note was funded for $50,000, with $3,500, disbursed for legal and execution fees.		The note bears interest at 12%, matures in six months and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.																The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.		The note bears interest at 12% and is convertible into the Company’s common stock at 50% of the lowest closing bid price on the 30 trading days immediately preceding the notice of conversion.
Subsequent Event [Member] | One Year Agreement [Member] | Convertible and Non-Convertible Notes [Member]
Subsequent Events (Textual)
Convertible promissory note																																$ 6,000
Interest rate																																12.00%
Subsequent Event [Member] | Howco One [Member] | Chief Financial Officer [Member]
Subsequent Events (Textual)
Accrued interest																															$ 14,500
Principal amount																															50,000
Notes repayments																															$ 2,580
Subsequent Event [Member] | Trillium Partners LP [Member]
Subsequent Events (Textual)
Common stock, shares issued																																											564,463	564,463
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Events (Textual)
Convertible notes, description		Convertible notes, description
Subsequent Event [Member] | Convertible Notes [Member] | Geneva Roth Remark Holdings Inc. [Member]
Subsequent Events (Textual)
Convertible promissory note															$ 60,000
Accrued interest	$ 2,675														$ 3,000
Share par value	$ 0.0063
Additional paid in capital	$ 35,666
Subsequent Event [Member] | Convertible Notes [Member] | Livingston Asset Management LLC [Member]
Subsequent Events (Textual)
Common stock, shares issued							19,794,860	19,794,860			16,503,483	16,623,800	16,623,800
Convertible promissory note							$ 17,000	$ 17,000			$ 17,000	$ 17,000	$ 17,000
Accrued interest								1,770			1,799	1,924
Fees								$ 1,025			$ 1,025	$ 1,025
Subsequent Event [Member] | Convertible Notes [Member] | Tri-Bridge Ventures, LLC [Member]
Subsequent Events (Textual)
Common stock, shares issued									29,007,611	29,007,611
Convertible promissory note									$ 35,000	$ 35,000
Accrued interest									$ 1,550
Subsequent Event [Member] | Convertible Notes [Member] | Alpha Capital Anstalt [Member]
Subsequent Events (Textual)
Common stock, shares issued					16,384,615	16,384,615																											16,384,615
Convertible promissory note					$ 21,300	$ 21,300																											$ 21,300
Subsequent Event [Member] | Convertible Notes [Member] | Geneva Roth Remark Holdings [Member]
Subsequent Events (Textual)
Common stock, shares issued					46,375,000	46,375,000																											46,375,000
Convertible promissory note					$ 53,000	$ 53,000																											$ 53,000
Accrued interest					$ 3,000
Subsequent Event [Member] | Consultant services [Member]
Subsequent Events (Textual)
Common stock, shares issued																																			10,000,000
Share par value																																			$ 0.0034
Compensation expense																																			$ 17,000
Subsequent Event [Member] | Employees [Member]
Subsequent Events (Textual)
Common stock, shares issued																																			10,000,000
Share par value																																			$ 0.0034
Consulting expense																																			$ 34,000
Subsequent Event [Member] | Non-employees [Member]
Subsequent Events (Textual)
Common stock, shares issued																																			5,000,000
Share par value																																			$ 0.0034
Compensation expense																																			$ 3,400